CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	5 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2025
Income Statement [Abstract]
Service income	$ 1,280
General and administrative expenses	(9,762)	(97,643)
Loss before tax	(8,482)	(97,643)
Tax expense
Net loss	$ (8,482)	$ (97,643)